                              GARTMORE MUTUAL FUNDS

                    Supplement dated December 21, 2006 to the
           Statement of Additional Information dated December 15, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information.

1. Effective  December 15, 2006, Paul J. Hondros resigned as President and Chief
Executive Officer of Gartmore Mutual Funds. All references to Paul J. Hondros in the section  entitled  "Trustees and Officers of the Trust" as President  and/or
Chief Executive Officer are amended accordingly.

2. Effective  December 15, 2006, the Board of Trustees has elected John H. Grady to the office of President and Chief Executive  Officer of Gartmore Mutual Funds
and Gartmore Variable  Insurance Trust. Mr. Grady is President of NWD Investment
Group, the asset management  operations of Nationwide Mutual Insurance  Company, which includes GMF, GMCM, NorthPointe, GSA, GISI and GDSI. From March 2004 until
March 2006, Mr. Grady was Chief Executive  Officer of  Constellation  Investment
Management Co., L.P. (registered  investment  adviser),  and President and Chief
Executive   Officer  of  Constellation   Funds  Group   (registered   investment
companies).  He also was President of Constellation Investment Distribution Co.,
Inc.  (registered  broker-dealer) from March 2004 until June 2006. From February
2001 until February 2004, Mr. Grady was Chief Operating and Chief Legal Officer;
Managing  Director,   Mutual  Funds  Group,  Turner  Investment  Partners,  Inc.
(registered  investment  adviser);  Executive Vice President of Turner Funds and
Turner  Institutional   Portfolios  (registered   investment   companies);   and
President, Turner Investment Distributors, Inc. (registered broker-dealer).  Mr.
Grady was born in 1961.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.